Financial debt	6 Months Ended
Jun. 30, 2018
Financial debt
Financial debt

5)  Financial debt

The Group has not issued any bond during the first six months of 2018.

The Group reimbursed bonds during the first six months of 2018:

-	Bond 1.450% issued in 2013 and maturing in January 2018 (USD 1,000 million)
-	Bond 2.500% issued in 2013 and maturing in June 2018 (NOK 600 million)
-	Bond with floating rate coupon issued in 2014 and maturing in June 2018 (USD 135 million)
-	Bond 3.125% issued in several tranches between 2006 / 2008 and maturing in June 2018 (CHF 525 million)